Mortgage Servicing Rights - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Mortgage Servicing Rights [Line Items]
Assumed amortization rate of mortgage servicing rights			20.00%		20.00%
Unpaid principal balance of mortgage loans serviced for others	$ 2,590,000,000		$ 2,590,000,000		$ 2,710,000,000		$ 2,910,000,000
Investor loss reimbursement	(248,000)	371,000	(86,000)	3,181,000	687,000	1,720,000	4,530,000	157,000
Provision for repurchase of loans							2,600,000
Scenario, Previously Reported [Member]
Mortgage Servicing Rights [Line Items]
Investor loss reimbursement						$ 1,400,000